STAFF COSTS - Narrative (Details) $ in Millions		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 26, 2026 USD ($) equityInstrument kr / shares	Jun. 30, 2026 USD ($) employee	Jun. 30, 2025 USD ($) employee	Jun. 30, 2026 USD ($) employee	Jun. 30, 2025 USD ($) employee	Dec. 31, 2025 USD ($) equityInstrument employee	Dec. 31, 2025 employee kr / shares
Disclosure Of Employee Benefits [Line Items]
Number of seafarers for which staff costs included in operating expenses | employee				106	107	105
Number of seafarers | employee		3,891	3,798	3,891	3,798	3,804	3,804
Number of seafarers on short term contracts | employee				1,802	1,780	1,753
Total staff costs		$ 21.6	$ 22.1	$ 41.8	$ 45.3	$ 97.3
Senior Management Team
Disclosure Of Employee Benefits [Line Items]
Aggregate compensation paid				$ 7.7	9.2	$ 20.7
RSU Granted in 2026 | Chief Executive Officer
Disclosure Of Employee Benefits [Line Items]
Granted during the period (in shares) | equityInstrument	255,200					255,200
Weighted average fair value at measurement date, other equity instruments granted	$ 1.9		0.7		0.7
RSU Granted in 2026 | Other Management
Disclosure Of Employee Benefits [Line Items]
Granted during the period (in shares) | equityInstrument	1,356,087
Vesting requirements, term	3 years
Weighted average exercise price of other equity instruments granted (in DKK per share) | kr / shares	$ 167.1
Exercise period of RSUs	360 days
Weighted average fair value at measurement date, other equity instruments granted	$ 9.0
Average remaining contractual life				1 year 6 months
RSU grant in 2025 | Other Management
Disclosure Of Employee Benefits [Line Items]
Granted during the period (in shares) | equityInstrument						1,326,087
Weighted average exercise price of other equity instruments granted (in DKK per share) | kr / shares							kr 162.4
Weighted average fair value at measurement date, other equity instruments granted			3.3		$ 3.3
Average remaining contractual life					1 year 6 months	1 year 6 months
Operating expenses
Disclosure Of Employee Benefits [Line Items]
Total seafarers costs included in operating expenses				$ 80.8	$ 75.3	$ 148.7
Total wages for seafarers on short term contracts				75.7	70.4	138.8
Total staff costs		$ 2.6	$ 2.5	$ 5.2	$ 4.9	$ 9.9